Consolidated VIEs and Noncontrolling Interests - Statements of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total revenue	[1]	$ 3,245	$ 2,570	$ 3,416
Net income (loss)		(2,295)	(4,632)	(3,834)
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Total revenue		429	262	498
Net income (loss)		(252)	(192)	(750)
Preferred stock liquidation preference		500	500
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Total revenue		14	15	21
Net income (loss)		$ 3	$ 2	$ (3)

[1]	See Note 27 for disclosure of related party amounts.